Form 13F Cover Page

Filing for Quarter-Ending:          March 31, 2007

Check here if Amendment:            ( )
Amendment Number:
This Amendment:                     ( ) is a reinstatement
                                    ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                               Croft-Leominster, Inc.
Address:                            300 Water Street, 4th floor
                                    Baltimore, MD  21202

Form 13-F File Number:              28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                               Carla Prescimone
Title:                              Assistant Vice President
Phone:                              410-576-0100

Signature, Place, and Date of Signing:

                                     Baltimore, Maryland              5/11/2007
-------------------------------------------------------------------------------
Signature                            City, State                      Date

Report Type (Check only one):

(X) 13F Holdings Report             Check here if all holdings of this reporting
                                    manager are reported in this report.

( ) 13F Notice                      Check here if no holdings reported are in
                                    this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report          Check here if a portion of the holdings for
                                    this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                        168

Form 13F Information Table Value Total:                      $421.49
                                                           (thousands)

      *NOTE: Unless Otherwise Indicated

       ITEM 6: Investment Discretion:                   SOLE
         ITEM 7: Voting Authority:                      NONE

               SECURITY NAME                      TITLE of CLASS         CUSIP           MARKET VALUE       QUANITY
               -------------                      --------------         -----           ------------       -------
                  AAR Corp                              COM            000361105            $ 4.4494        161,445
       Aberden Asia-Pacific Prime Inc                   COM            003009107            $ 0.0875         13,700
        Alliance World Dollar Gvt II                    COM            01879R106            $ 0.2978         21,500
                 Altera Corp                            COM            021441100            $ 2.0892        104,511
             Altria Group Inc.,                         COM            02209S103            $ 0.6822          7,769
             Ameren Corporation                         COM            023608102            $ 0.8547         16,993
       American International Group I                   COM            026874107            $ 7.5941        112,974
                 Amgen Inc.                             COM            031162100            $ 0.9236         16,528
                Amvescap Plc                       SPONSORED ADR       03235E100            $ 6.6628        301,486
             Anheuser Busch Cos                         COM            035229103            $ 1.3890         27,527
            Applied Materials Inc                       COM            038222105            $ 0.5167         28,205
                 Aquila Inc.                            COM            03840P102            $ 2.4350        582,525
            Asia Tigers Fund Inc                        COM            04516T105            $ 0.3464         17,223
                 Avanex Corp                            COM            05348W109            $ 0.0555         31,000
                   BP PLC                          SPONSORED ADR       055622104            $ 0.5607          8,659
               Baldor Elec Co                           COM            057741100            $ 4.7487        125,828
            Bank of America Corp                        COM            060505104            $ 7.6499        149,940
              Bank New York Inc                         COM            064057102            $ 0.4146         10,225
          Bill Barrett Corporation                      COM            06846N104            $ 3.8483        118,739
          Berkshire Hathaway - CL A                     CL A           084670108            $ 0.6539              6
          Berkshire Hathaway - CL B                     CL B           084670207            $ 4.3607          1,198
         Blackrock Global Flg Inc Tr                    COM            091941104            $ 0.2897         15,200
          Blackrock Munivest Fd Inc                     COM            09253R105            $ 0.1185         11,850
                  Boeing Co                             COM            097023105            $ 3.2473         36,523
        Burlington Northn Santa Fe C                    COM            12189T104            $ 0.2840          3,531
                   CBS Inc                              CL B           124857202            $ 0.6446         21,073
              CF Inds Hldgs Inc                         COM            125269100            $ 5.3176        137,941
       Cadbury Schweppes PLC - Sp ADR                   ADR            127209302            $ 1.2041         23,439
         Canadian Natural Resources                     COM            136385101            $ 2.6747         48,464
               Caterpillar Inc                          COM            149123101            $ 3.4160         50,962
             Cavalier Homes Inc                         COM            149507105            $ 0.0731         15,000
           CenterPoint Energy Inc.                      COM            15189T107            $ 0.7963         44,386
               Cephalon, Inc.                           COM            156708109            $ 2.7687         38,881
          Champion Enterprises Inc                      COM            158496109            $ 0.0968         11,000
        Chicago Bridge & Iron Company             N Y REGISTRY SH      167250109            $ 0.5699         18,533
               Citigroup, Inc.                          COM            172967101            $ 9.0979        177,210
       Citizens Communications Compan                   COM            17453B101            $ 0.2806         18,770
         Constellation Energy Group                     COM            210371100            $ 0.3066          3,526
                 Corning Inc                            COM            219350105            $ 3.5524        156,216
                  Cosi Inc                              COM            22122P101            $ 0.0670         12,000
                Covance Inc.                            COM            222816100            $ 0.7705         12,985
                  Cree Inc                              COM            225447101            $ 0.1712         10,400
              Dean Foods Co NEW                         COM            242370104            $ 0.4607          9,856
                 Deere & Co                             COM            244199105           $ 13.8896        127,850
            Delta & Pine Land Co.                       COM            247357106            $ 0.2348          5,700
                 DeVRY, Inc.                            COM            251893103            $ 0.8758         29,840
          Dominion Resources Inc VA                     COM            25746U109            $ 0.2003          2,256
        R.R. Donnelley & Sons Company                   COM            257867101            $ 0.3755         10,262
               Dow Chemical Co                          COM            260543103            $ 0.3959          8,633
           Dresser-Rand Group Inc                       COM            261608103            $ 0.2787          9,150
                 Eaton Corp                             COM            278058102            $ 1.2425         14,869
              Edgar Online Inc                          COM            279765101            $ 0.0598         22,000
                 Edison Intl                            COM            281020107            $ 0.3665          7,460
       Edwards Lifesciences Corporati                   COM            28176E108            $ 4.6029         90,786
           Enerplus Resources Fund                  UNIT TR G NEW      29274D604            $ 0.4766         11,288
       Enterprise Products Partners L                   COM            293792107            $ 0.4126         12,974
              Exxon Mobil Corp                          COM            30231G102            $ 0.4295          5,692
                Flir Sys Inc                            COM            302445101            $ 0.3019          8,465
                  FMC Corp                             COM NEW         302491303            $ 5.3811         71,339
         Fidelity National Financial                    CL A           31620r105            $ 0.2491         10,375
                   Finisar                              COM            31787A101            $ 0.0560         16,000
              FirstEnergy Corp                          COM            337932107            $ 3.2660         49,305
                 Fluor Corp                             COM            343412102            $ 5.9962         66,832
           Franklin Resources Inc                       COM            354613101            $ 2.0701         17,132
             General Electric Co                        COM            369604103            $ 7.0443        199,216
              General Mills Inc                         COM            370334104            $ 0.6794         11,670
           Genworth Financial Inc.                      COM            37247D106            $ 0.4762         13,630
              Getty Images Inc                          G              374276103            $ 0.3630          7,465
           Goldman Sachs Group Inc                      COM            38141G104            $ 0.2601          1,259
             Greenbrier Cos Inc                         COM            393657101            $ 0.3440         12,885
              Harrahs Entmt Inc                         COM            413619107            $ 1.8550         21,966
             Honeywell Intl Inc                         COM            438516106            $ 7.7331        167,891
               IMS Health Inc                           COM            449934108            $ 0.2554          8,610
               ITT Corp (New)                           COM            450911102            $ 5.5965         92,781
            ICON plc - Spons ADR                    SPONSORED ADR      45103T107            $ 2.1252         49,888
        Insured Municipal Income Fund                   COM            45809F104            $ 0.1968         14,600
        International Rectifier Corp.                   COM            460254105            $ 0.2165          5,667
       Iowa Telecommunications Servic                   COM            462594201            $ 0.3851         19,255
        Japan Smaller Captlztn Fd Inc                   COM            47109U104            $ 0.1584         12,700
              Johnson & Johnson                         COM            478160104            $ 4.2112         69,884
            Kansas City Southern                       COM NEW         485170302            $ 0.8548         24,025
       Koninklije Philips Electronics              SP ADR NEW 2000     500472303            $ 0.2702          7,091
          Liberty Global, Inc. - A                    COM SER A        530555101            $ 0.4997         15,176
          Liberty Global, Inc. - C                    COM SER C        530555309            $ 0.4576         14,936
           Liberty Media Hldg Corp                 INT COM SER A       53071M104            $ 5.3958        226,525
           Liberty Media Hldg Corp                 CAP COM SER A       53071M302            $ 7.3107         66,106
              Lincare Hldgs Inc                         COM            532791100            $ 2.4987         68,178
            Lloyds TSB Group plc                    SPONSORED ADR      539439109            $ 1.8443         41,474
         Lockheed Martin Corporation                    COM            539830109            $ 0.2717          2,800
              Lowe's Companies                          COM            548661107            $ 8.7412        277,587
                 MGM Mirage                             COM            552953101            $ 0.2642          3,800
             Markel Corporation                         COM            570535104            $ 1.1326          2,336
            Marsh & McLennan Cos                        COM            571748102            $ 8.7573        298,985
            Massey Energy Company                       COM            576206106            $ 0.2045          8,525
           Mattson Technology Inc                       COM            577223100            $ 0.1274         14,000
              McDonald's Corp.                          COM            580135101            $ 1.9448         43,170
                  MFC Corp                            COM NEW          580395309            $ 0.0494         11,228
          Mechanical Technology Inc                     COM            583538103            $ 0.0233         15,000
               Morgan Stanley                         COM NEW          617446448            $ 0.4222          5,360
        Morg Stan Asia-Pacific FD NR                    COM            61744U106            $ 0.2351         12,346
       Morgan Stanley Inc. Opportunit              MUN INCOME III      61745P437            $ 0.2256         22,100
                 Nexen Inc.                             COM            65334H102            $ 9.8411        160,540
       Nobel Learning Communities, In                   COM            654889104            $ 0.1765         11,500
        Nuveen Dividend Adv Muni Fund              COM SH BEN INT      67070F100            $ 0.1924         11,300
             Oilsands Quest Inc                         COM            678046103            $ 0.4068        117,906
             Optical Cable Corp                       COM NEW          683827208            $ 0.1128         21,200
                  PG&E Corp                             COM            69331C108            $ 0.9301         19,269
            Pacific Ethanol, Inc.                       COM            69423U107            $ 1.4719         86,428
          Packaging Corp of America                     COM            695156109            $ 0.4008         16,425
                 Pactiv Corp                            COM            695257105            $ 0.4730         14,020
          Palatin Technologies Inc                    COM NEW          696077304            $ 0.0278         15,000
           Payless Shoesource Inc                       COM            704379106            $ 3.0214         91,005
             Penn West Energy Tr                      TR UNIT          707885109            $ 3.6726        125,004
                Pentair, Inc                            COM            709631105            $ 3.2275        103,579
              PerkinElmer, Inc.                         COM            714046109            $ 2.1634         89,324
                 Pfizer Inc                             COM            717081103            $ 5.0877        201,415
       Pharmaceutical Product Develop                   COM            717124101            $ 6.3563        188,671
         Pinnacle West Capital Corp                     COM            723484101            $ 3.7522         77,766
            Potash Corp Sask Inc                        COM            73755L107            $ 0.2415          1,510
              Procter & Gamble                          COM            742718109            $ 2.5987         41,145
             Proliance Intl Inc                         COM            74340R104            $ 0.1130         29,900
          Prudential Financial Inc.                     COM            744320102           $ 11.7717        130,420
         Putnam Municipal Bond Fund                  SH BEN INT        74683V100            $ 0.2141         16,965
        Quantum Fuel Sys Tech Worldw                    COM            74765e109            $ 0.0244         20,000
              Regal Entmt Group                         CL A           758766109            $ 3.2264        162,375
          Rockwell Automation, Inc.                     COM            773903109            $ 3.4185         57,098
             SPDR Trust Series I                     UNIT SER 1        78462F103            $ 0.2229          1,570
          Sangamo BioSciences, Inc.                     COM            800677106            $ 0.1707         25,100
             Sears Holding Corp.                        COM            812350106            $ 6.6339         36,822
                Sempra Energy                           COM            816851109            $ 4.2028         68,887
          Sierra Pacific Resources                      COM            826428104            $ 3.2118        184,796
              Southern Union Co                         COM            844030106            $ 4.0459        133,134
            Sycamore Networks Inc                       COM            871206108            $ 0.0898         24,000
       Templeton Emerging Mkts Inc Fd                   COM            880192109            $ 0.2758         19,315
              Terex Corporation                         COM            880779103           $ 13.2587        184,765
                 Textron Inc                            COM            883203101            $ 2.7815         30,974
                   3M Co.                               COM            88579Y101            $ 3.3083         43,286
        Tortoise North Amrn Enrgy Co                    COM            89147T103            $ 0.7279         30,852
           Travelers Companies Inc                      COM            89417E109            $ 7.7119        148,964
           Triarc Companies, Inc.                       CL A           895927101            $ 2.1547        115,038
               Triarc Cos Inc                        CL B SER 1        895927309            $ 0.3717         21,625
              Trinity Inds Inc                          COM            896522109            $ 2.8701         68,466
           Tyco International Ltd                       COM            902124106            $ 9.0866        288,005
                  USG Corp                            COM NEW          903293405            $ 2.8064         60,120
            Ultra Petroleum Corp                        COM            903914109            $ 3.5771         67,327
                Unilever N V                         NY SHS NEW        904784709            $ 0.6567         22,475
         United Parcel Svc Inc. CL B                    COM            911312106            $ 0.3463          4,940
             United Technologies                        COM            913017109            $ 3.2148         49,458
           UnitedHealth Group Inc                       COM            91324P102            $ 6.4697        122,139
        Van Kampen Advantage Muni II                 SH BEN INT        92112K107            $ 0.1993         14,550
                 Varian Inc.                            COM            922206107            $ 0.7735         13,277
        Varian Medical Systems, Inc.                    COM            92220P105            $ 0.7302         15,312
               Verisign, Inc.                           COM            92343E102            $ 2.4726         98,432
             Viacom Inc. - Cl B                         CL B           92553P201            $ 5.1566        125,434
        Waddell & Reed Financial - A                    CL A           930059100            $ 3.4312        147,134
             Waters Corporation                         COM            941848103            $ 0.2734          4,713
              Wave Systems Corp                       COM NEW          943526301            $ 0.0360         13,333
              Wells Fargo & Co.                         COM            949746101            $ 0.3004          8,724
               Wesco Intl Inc                           COM            95082p105            $ 5.4991         87,593
        Western Asset Worldwide Inco                    COM            957668106            $ 0.2648         19,400
               Weyerhaeuser Co                          COM            962166104           $ 15.0832        201,809
              Williams Cos Inc.                         COM            969457100           $ 11.4786        403,325
               Windstream Corp                          COM            97381W104            $ 0.1822         12,406
                    Wyeth                               COM            983024100            $ 4.2784         85,517
                   Ace Ltd                              ORD            G0070K103           $ 10.6169        186,065
                 Amdocs Ltd                             ORD            G02602103            $ 4.0516        111,064
             Foster Wheeler Ltd.                      SHS NEW          G36535139            $ 9.5899        164,239
                 QIAGEN N.V.                            ORD            N72482107            $ 4.5365        264,055

                                                                                          $ 421.4946     10,762,255